Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of inventories
	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$

Raw materials	78,682	64,184
	78,682	64,184